As filed with the Securities and Exchange Commission on March 1, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  September 30, 2017

Date of reporting period:  December 31, 2016

Item 1. Schedules of Investments.

Poplar Forest Partners Fund
Schedule of Investments
at December 31, 2016 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.1%
	Banks - 10.9%
1,725,000	Bank of America Corp.	$38,122,500
625,000	Citigroup, Inc.	37,143,750
120,000	JPMorgan Chase & Co.	10,354,800
		85,621,050
	Construction & Engineering - 4.1%
875,000	AECOM Technology Corp. (b)	31,815,000

	Electronic Equipment, Instruments & Components - 3.5%
400,000	TE Connectivity Ltd. (a)	27,712,000

	Energy Equipment & Services - 6.3%
500,000	Baker Hughes, Inc.	32,485,000
165,000	Halliburton Co.	8,924,850
1,600,000	Weatherford International plc (a) (b)	7,984,000
		49,393,850
	Health Care Equipment & Supplies - 8.3%
400,000	St. Jude Medical, Inc.	32,076,000
320,000	Zimmer Biomet Holdings, Inc.	33,024,000
		65,100,000
	Health Care Providers & Services - 2.0%
125,000	Aetna Inc.	15,501,250

	Insurance - 14.2%
525,000	American International Group, Inc.	34,287,750
590,000	Lincoln National Corp.	39,099,300
700,000	MetLife, Inc.	37,723,000
		111,110,050
	IT Services - 2.4%
115,000	International Business Machines Corp.	19,088,850

	Leisure Products - 2.6%
725,000	Mattel, Inc.	19,973,750

	Metals & Mining - 6.9%
1,380,000	Freeport-McMoRan Inc. (b)	18,202,200
450,000	Reliance Steel & Aluminum Co.	35,793,000
		53,995,200
	Oil, Gas & Consumable Fuels - 7.8%
650,000	Antero Resources Corp. (b)	15,372,500
250,000	Chevron Corp.	29,425,000
350,000	Devon Energy Corp.	15,984,500
		60,782,000
	Personal Products - 1.8%
2,800,000	Avon Products, Inc. (b)	14,112,000

	Pharmaceuticals - 3.5%
280,000	Abbott Laboratories	10,754,800
230,000	Eli Lilly & Co.	16,916,500
		27,671,300
	Professional Services - 3.9%
250,000	Dun & Bradstreet Corp.	30,330,000

	Semiconductors & Semiconductor Equipment - 0.8%
282,200	Intersil Corp. - Class A	6,293,060

	Software - 3.1%
390,000	Microsoft Corp.	24,234,600

	Specialty Retail - 2.9%
240,000	Signet Jewelers Ltd. (a)	22,622,400

	Technology Hardware, Storage & Peripherals - 4.4%
1,500,000	Hewlett Packard Enterprise Co.	34,710,000

	Textiles, Apparel & Luxury Goods - 4.2%
240,000	Coach, Inc.	8,404,800
275,000	Ralph Lauren Corp.	24,838,000
		33,242,800
	Trading Companies & Distributors - 4.5%
377,500	MSC Industrial Direct Co., Inc. - Class A	34,877,225
	TOTAL COMMON STOCKS (Cost $589,724,591)	768,186,385

Principal Amount/Shares
	SHORT-TERM INVESTMENTS - 3.5%
	Money Market Fund
17,757,242	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.38% (c)	17,757,242
	U.S. Treasury Bill
$1,900,000	0.362%, 1/19/17 (d)	1,899,656
1,900,000	0.416%, 2/16/17 (d)	1,898,989
2,000,000	0.483%, 3/30/17 (d)	1,997,640
2,000,000	0.524%, 4/20/17 (d)	1,996,828
2,000,000	0.59%, 5/18/17 (d)	1,995,506
	TOTAL SHORT-TERM INVESTMENTS (Cost $27,546,097)	27,545,861

	Total Investments in Securities (Cost $617,270,688) - 101.6%	795,732,246
	Liabilities in Excess of Other Assets - (1.6)%	(12,885,721)
	NET ASSETS - 100.0%	$782,846,525

(a)	U.S. traded security of a foreign issuer.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield at December 31, 2016.
(d)	Rate shown is the discount rate at December 31, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Poplar Forest Outliers Fund
Schedule of Investments
at December 31, 2016 (Unaudited)

Shares		Value
	COMMON STOCKS - 95.5%
	Banks - 4.4%
1,317	SVB Financial Group (b)	$226,076

	Communications Equipment - 4.8%
2,950	Motorola Solutions, Inc.	244,525

	Construction & Engineering - 0.9%
1,330	AECOM Technology Corp. (b)	48,359

	Diversified Consumer Services - 2.5%
1,603	Strayer Education, Inc. (b)	129,250

	Electronic Equipment, Instruments & Components - 4.2%
5,800	Keysight Technologies, Inc. (b)	212,106

	Energy Equipment & Services - 6.2%
3,310	Baker Hughes, Inc.	215,051
20,300	Weatherford International plc (a) (b)	101,297
		316,348
	Health Care Equipment & Supplies - 8.3%
2,275	St. Jude Medical, Inc.	182,432
2,327	Zimmer Biomet Holdings, Inc.	240,147
		422,579
	Health Care Providers & Services - 9.3%
2,150	Aetna Inc.	266,621
982	AmerisourceBergen Corp.	76,783
650	Humana, Inc.	132,620
		476,024
	Insurance - 5.2%
1,965	Lincoln National Corp.	130,221
3,800	Progressive Corp.	134,900
		265,121
	Leisure Products - 3.5%
6,400	Mattel, Inc.	176,320

	Machinery - 5.1%
6,929	NN, Inc.	131,997
3,950	SPX FLOW, Inc. (b)	126,637
		258,634
	Metals & Mining - 5.1%
4,654	Freeport-McMoRan Inc. (b)	61,386
2,529	Reliance Steel & Aluminum Co.	201,157
		262,543
	Oil, Gas & Consumable Fuels - 9.5%
7,600	Antero Resources Corp. (b)	179,740
4,199	Devon Energy Corp.	191,768
1,700	EQT Corp.	111,180
		482,688

	Personal Products - 1.9%
19,400	Avon Products, Inc. (b)	97,776

	Pharmaceuticals - 2.2%
6,826	Horizon Pharma Plc (a) (b)	110,445

	Professional Services - 5.6%
1,344	Dun & Bradstreet Corp.	163,054
1,480	Verisk Analytics, Inc. (b)	120,132
		283,186
	Software - 1.9%
1,140	Check Point Software Technologies, Ltd. (a) (b)	96,284

	Specialty Retail - 6.0%
6,950	Party City Holdco, Inc. (b)	98,690
2,185	Signet Jewelers Ltd. (a)	205,958
		304,648
	Technology Hardware, Storage & Peripherals - 1.6%
1,218	Western Digital Corp.	82,763

	Textiles, Apparel & Luxury Goods - 6.3%
4,654	Gildan Activewear, Inc. (a)	118,072
2,225	Ralph Lauren Corp.	200,962
		319,034
	Trading Companies & Distributors - 1.0%
550	MSC Industrial Direct Co., Inc. - Class A	50,814
	TOTAL COMMON STOCKS (Cost $4,381,489)	4,865,523

	SHORT-TERM INVESTMENTS - 5.3%
270,188	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.38% (c)	270,188
	TOTAL SHORT-TERM INVESTMENTS (Cost $270,188)	270,188

	Total Investments in Securities (Cost $4,651,677) - 100.8%	5,135,711
	Liabilities in Excess of Other Assets - (0.8)%	(42,246)
	NET ASSETS - 100.0%	$5,093,465

(a)	U.S. traded security of a foreign issuer.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield at December 31, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Poplar Forest Cornerstone Fund
Schedule of Investments
at December 31, 2016 (Unaudited)

Shares		Value
	COMMON STOCKS - 66.0%
	Banks - 7.5%
19,700	Bank of America Corp.	$435,370
13,300	Citigroup, Inc.	790,419
5,000	JPMorgan Chase & Co.	431,450
2,000	SVB Financial Group (b)	343,320
		2,000,559
	Beverages - 0.7%
1,900	PepsiCo, Inc.	198,797

	Communications Equipment - 1.5%
12,900	Cisco Systems, Inc.	389,838

	Construction & Engineering - 1.6%
11,900	AECOM Technology Corp. (b)	432,684

	Electronic Equipment, Instruments & Components - 1.5%
5,900	TE Connectivity Ltd. (a)	408,752

	Energy Equipment & Services - 4.9%
11,600	Baker Hughes, Inc.	753,652
10,300	Halliburton Co.	557,127
		1,310,779
	Health Care Equipment & Supplies - 5.3%
8,800	St. Jude Medical, Inc.	705,672
7,000	Zimmer Biomet Holdings, Inc.	722,400
		1,428,072
	Health Care Providers & Services - 1.1%
3,800	AmerisourceBergen Corp.	297,122

	Hotels, Restaurants & Leisure - 1.1%
5,400	Las Vegas Sands Corp.	288,414

	Insurance - 9.0%
11,200	American International Group, Inc.	731,472
13,500	Lincoln National Corp.	894,645
14,600	MetLife, Inc.	786,794
		2,412,911
	IT Services - 2.2%
3,600	International Business Machines Corp.	597,564

	Leisure Products - 1.6%
15,800	Mattel, Inc.	435,290

	Metals & Mining - 3.9%
31,000	Freeport-McMoRan Inc. (b)	408,890
7,800	Reliance Steel & Aluminum Co.	620,412
		1,029,302
	Oil, Gas & Consumable Fuels - 5.3%
6,900	Antero Resources Corp. (b)	163,185
5,300	Chevron Corp.	623,810
13,900	Devon Energy Corp.	634,813
		1,421,808

	Pharmaceuticals - 4.2%
10,300	Abbott Laboratories	395,623
4,800	Eli Lilly & Co.	353,040
1,450	Johnson & Johnson	167,054
3,600	Merck & Co., Inc.	211,932
		1,127,649
	Professional Services - 2.0%
4,300	Dun & Bradstreet Corp.	521,676

	Software - 1.9%
8,300	Microsoft Corp.	515,762

	Specialty Retail - 1.9%
5,300	Signet Jewelers Ltd. (a)	499,578

	Technology Hardware, Storage & Peripherals - 2.7%
31,750	Hewlett Packard Enterprise Co.	734,695

	Textiles, Apparel & Luxury Goods - 3.1%
13,800	Coach, Inc.	483,276
3,900	Ralph Lauren Corp.	352,248
		835,524
	Trading Companies & Distributors - 3.0%
8,700	MSC Industrial Direct Co., Inc. - Class A	803,793
	TOTAL COMMON STOCKS (Cost $14,677,060)	17,690,569

Principal Amount
	CORPORATE BONDS - 13.4%
	Depository Credit Intermediation - 4.5%
	Bank of America Corp.
$450,000	2.60%, 1/15/19	454,070
	JPMorgan Chase Bank NA
725,000	6.00%, 10/1/17	748,270
		1,202,340
	Health Care Equipment & Supplies - 1.5%
	Becton Dickinson and Co.
400,000	1.80%, 12/15/17	401,003
	Oil, Gas & Consumable Fuels - 4.9%
	Devon Energy Corp.
525,000	4.00%, 7/15/21	543,064
	Marathon Oil Corp.
750,000	5.90%, 3/15/18	783,350
		1,326,414
	Semiconductors & Semiconductor Equipment - 1.3%
	Altera Corp.
350,000	1.75%, 5/15/17	351,115
	Technology Hardware, Storage & Peripherals - 1.2%
	EMC Corp.
320,000	1.875%, 6/1/18	316,562
	TOTAL CORPORATE BONDS (Cost $3,567,904)	3,597,434

	U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 12.0%
	U.S. Government Agencies
	FHLMC
410,000	0.75%, 4/26/19 (c)	409,519
500,000	1.15%, 9/30/21 (c)	491,902
		901,421
	U.S. Treasury Bond
	U.S. Treasury Bond TIPS
572,888	0.125%, 4/15/20	579,013
600,644	0.125%, 7/15/24	590,574
		1,169,587
	U.S. Treasury Floating Rate Note
600,000	0.73%, 7/31/18 (e)	600,666
	U.S. Treasury Note
	U.S. Treasury Note TIPS
555,370	0.125%, 1/15/22	556,757
	TOTAL U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES (Cost $3,251,509)	3,228,431

	SHORT-TERM INVESTMENTS - 8.6%
856,779	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.38% (f)	856,779
	U.S. Treasury Bill
$200,000	0.362%, 1/19/17 (d)	199,964
200,000	0.416%, 2/16/17 (d)	199,894
250,000	0.483%, 3/30/17 (d)	249,705
250,000	0.524%, 4/20/17 (d)	249,603
250,000	0.59%, 5/18/17 (d)	249,438
300,000	0.607%, 6/22/17 (d)	299,130
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,304,491)	2,304,513

	Total Investments in Securities (Cost $23,800,964) - 100.0%	26,820,947
	Other Assets in Excess of Liabilities - 0.0%	1,813
	NET ASSETS - 100.0%	$26,822,760

FHLMC - Federal Home Loan Mortgage Corporation
TIPS - Treasury Inflation Protected Securities
(a)	U.S. traded security of a foreign issuer.
(b)	Non-income producing security.
(c)	Step-up bond; the interest rate shown is the rate in effect as of December 31, 2016.
(d)	Rate shown is the discount rate at December 31, 2016.
(e)	Variable rate security. Rate shown reflects the rate in effect as of December 31, 2016.
(f)	Rate shown is the 7-day annualized yield at December 31, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Note 1 – Securities Valuation

The Poplar Forest Funds’ (the “Fund” or “Funds”) investments in securities are carried at their fair value. Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

The Funds’ investments are carried at their fair value. Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Debt securities are valued at their bid prices furnished by an independent pricing service using valuation methods that are designed to represent fair value. These valuation methods can include matrix pricing and other analytical pricing models, market transactions, and dealer-supplied valuations. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Most debt securities are categorized in level 2 of the fair value hierarchy.

Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and the lowest ask price across the exchanges where the option is traded. Exchange-traded options that are actively traded are categorized in level 1 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that each Fund has the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of December 31, 2016:

Poplar Forest Partners Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$75,838,950	$-	$-	$75,838,950
Consumer Staples	14,112,000	-	-	14,112,000
Energy	110,175,850	-	-	110,175,850
Financials	196,731,100	-	-	196,731,100
Healthcare	108,272,550	-	-	108,272,550
Industrials	97,022,225	-	-	97,022,225
Information Technology	112,038,510	-	-	112,038,510
Materials	53,995,200	-	-	53,995,200
Total Common Stocks	768,186,385	-	-	768,186,385
Short-Term Investments	17,757,242	9,788,619	-	27,545,861
Total Investments in Securities	$785,943,627	$9,788,619	$-	$795,732,246

Poplar Forest Outliers Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$929,252	$-	$-	$929,252
Consumer Staples	97,776	-	-	97,776
Energy	799,036	-	-	799,036
Financials	491,197	-	-	491,197
Health Care	1,009,047	-	-	1,009,047
Industrials	640,993	-	-	640,993
Information Technology	635,679	-	-	635,679
Materials	262,543	-	-	262,543
Total Common Stocks	4,865,523	-	-	4,865,523
Short-Term Investments	270,188	-	-	270,188
Total Investments in Securities	$5,135,711	$-	$-	$5,135,711

Poplar Forest Cornerstone Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$2,058,806	$-	$-	$2,058,806
Consumer Staples	198,797	-	-	198,797
Energy	2,732,587	-	-	2,732,587
Financials	4,413,470	-	-	4,413,470
Health Care	2,852,843	-	-	2,852,843
Industrials	1,758,153	-	-	1,758,153
Information Technology	2,646,611	-	-	2,646,611
Materials	1,029,302	-	-	1,029,302
Total Common Stocks	17,690,569	-	-	17,690,569
Fixed Income
Corporate Bonds	-	3,597,434	-	3,597,434
U.S. Government Agencies and Instrumentalities	-	3,228,431	-	3,228,431
Total Fixed Income	-	6,825,865	-	6,825,865
Short-Term Investments	856,779	1,447,734	-	2,304,513
Total Investments in Securities	$18,547,348	$8,273,599	$-	$26,820,947

Refer to the Funds’ schedules of investments for a detailed break-out of securities by industry classification.  Transfers between levels are recognized at December 31, 2016, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Funds during the period ended December 31, 2016.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows*:

Poplar Forest Partners Fund

Cost of investments	$617,270,688

Gross unrealized appreciation	$187,768,809
Gross unrealized depreciation	(9,307,251)
Net unrealized appreciation	$178,461,558

Poplar Forest Outliers Fund

Cost of investments	$4,651,677

Gross unrealized appreciation	$595,054
Gross unrealized depreciation	(111,020)
Net unrealized appreciation	$484,034

Poplar Forest Cornerstone Fund

Cost of investments	$23,800,964

Gross unrealized appreciation	$3,198,870
Gross unrealized depreciation	(178,887)
Net unrealized appreciation	$3,019,983

* Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Advisors Series Trust

By (Signature and Title) /s/ Douglas G. Hess
                                           Douglas G. Hess, President

Date  2/23/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                              Douglas G. Hess, President

Date  2/23/17

By (Signature and Title)* /s/ Cheryl L. King
                                              Cheryl L. King, Treasurer

Date  2/23/17

* Print the name and title of each signing officer under his or her signature.